AB Intermediate Municipal Portfolios [Member] Average Annual Total Returns - AB Intermediate Municipal Portfolios		12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.25%	0.80%		2.34%
Bloomberg 1-10 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.14%	1.21%		2.08%
AB Intermediate Diversified Municipal Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.19%	0.60%		1.51%
AB Intermediate Diversified Municipal Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.13%	0.56%		1.47%
AB Intermediate Diversified Municipal Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.83%	0.94%		1.61%
AB Intermediate Diversified Municipal Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.63%	0.46%		1.06%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.60%	1.47%		2.07%
AB Intermediate Diversified Municipal Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]	4.61%	1.49%		2.12%
Performance Inception Date	[3]			Jul. 02, 2018

[1]	Average annual total returns reflect imposition of the maximum front‑end or contingent deferred sales charges.
[2]	After-tax returns: – Are shown for Class A shares only and will vary for Class C, Class Z and Advisor Class shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]
Inception date of Class Z shares: July 2, 2018. Performance information for periods prior to the inception of Class Z shares is the performance of the Portfolio’s Class A shares, adjusted to reflect the net expense differences between Class A and Class Z shares.